Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern [Abstract]
Going Concern

Note 3 — Going Concern

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.

The Company’s primary asset is a provisional Medical Marijuana Establishment Registration Certificate issued by the State of Nevada for the cultivation of medical marijuana. There is no assurance on the receipt and/or timing of final approvals from the appropriate authorities. The Company has not generated any revenues from inception (October 17, 2016) to June 30, 2018 and has an accumulated deficit of $1,157,410. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

In the event the Company experiences liquidity and capital resource constraints because of unanticipated operating losses, we may need to raise additional capital in the form of equity and/or debt financing. If such additional capital is not available on terms acceptable to us or at all, then we may need to curtail our operations and/or take additional measures to conserve and manage our liquidity and capital resources, any of which would have a material adverse effect on our financial position, results of operations, and our ability to continue in existence. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 4 — Going Concern

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business. In December 2017, the Company acquired 100% of the assets and operations of Red Earth, as discussed above in Note 3, and changed its business operations to provide a 360-degree spectrum of infrastructure, construction, cultivation management, production management, distribution consulting and operating services to cultivation and production operators in the regulated cannabis industry.

Red Earth is a development stage company established in October 2016. The Company’s primary asset is a provisional Medical Marijuana Establishment Registration Certificate issued by the State of Nevada for the cultivation of medical marijuana. There is no assurance on the receipt and/or timing of final approvals from the appropriate authorities. The Company has not generated any revenues from inception (October 17, 2016) to December 31, 2017 and has an accumulated deficit of $362,521. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

During 2017, the Company raised $2.6 million through the sale of the Company’s common stock at $0.75 per share and will continue to raise capital in 2018 to fund the build out and development of our business operations. The Company expects to begin generating revenues during the third quarter of 2018 but will likely incur additional net losses during this time period. Although we can provide no assurances, we believe our cash on hand and our ability to raise additional capital will provide sufficient liquidity and capital resources to fund our business for the next twelve months.

In the event the Company experiences liquidity and capital resource constraints because of unanticipated operating losses, we may need to raise additional capital in the form of equity and/or debt financing. If such additional capital is not available on terms acceptable to us or at all, then we may need to curtail our operations and/or take additional measures to conserve and manage our liquidity and capital resources, any of which would have a material adverse effect on our financial position, results of operations, and our ability to continue in existence. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.